COST OF REVENUES	12 Months Ended
Dec. 31, 2025
Cost Of Revenues Abstract
COST OF REVENUES	NOTE 14 - COST OF REVENUES:
Year ended December 31, 2025

Materials and subcontractors	235
Payroll and related	23
Warranty	20
Royalties to IIA	9
Total	287